ACCOUNTS RECEIVABLE AND CONTRACT ASSETS - Summary of Accounts receivable and contract assets, net of allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Receivable
Accounts receivable, gross	¥ 510	$ 76	¥ 33,081
Accounts receivable, net	510	76	33,081
Contract with Customer, Asset, after Allowance for Credit Loss, Current [abstract]
Contract assets, gross	291,079	43,457	253,780
Allowance for credit losses	0		0
Contract assets, net	¥ 291,079	$ 43,457	¥ 253,780